Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of balances in foreign currency

As of December 31, 2021 and 2020, the Company’s balances in foreign currency are as follow:

	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.21	Total 12.31.20

ASSETS
CURRENT ASSETS
Other receivables	USD	1	102.720	103	762
	JPY	-	0.893	-	68
Financial assets at fair value through profit or loss	USD	46	102.720	4,725	-
Cash and cash equivalents	USD	12	102.720	1,233	2,159
TOTAL CURRENT ASSETS				6,061	2,989
TOTAL ASSETS				6,061	2,989

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	-	102.720	-	12,465
TOTAL NON-CURRENT LIABILITIES				-	12,465
CURRENT LIABILITIES
Trade payables	USD	12	102.720	1,233	1,451
Borrowings	USD	100	102.720	10,262	216
Other payables	USD	10	102.720	1,027	1,142
TOTAL CURRENT LIABILITIES				12,522	2,809
TOTAL LIABILITIES				12,522	15,274

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2021 for US Dollars (USD) and Japanese Yens (JPY).

Schedule of exposure to currency risk

The table below shows the Company’s exposure to currency risk resulting from the financial assets and liabilities denominated in a currency other than the Company’s functional currency.

	12.31.21	12.31.20
Net position
US dollar	(6,461)	(12,353)
Japanese Yen	-	68
Total	(6,461)	(12,285)

Schedule of decrease in results of operations

The Company estimates that a 10% devaluation of the Argentine peso with respect to each foreign currency, with all other variables held constant, would give rise to the following decrease in the loss for the year:

	12.31.21	12.31.20
Net position
US dollar	(646)	(1,235)
Japanese Yen	-	7
Decrease in the results of operations for the year	(646)	(1,228)

Schedule of analysis of non-derivative financial liabilities

The table below includes an analysis of the Company’s non-derivative financial liabilities, which have been classified into maturity groupings based on the remaining period between the closing date of the fiscal year and the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2021
Trade payables and other liabilities	52,926	26,963	7,192	311	12,519	99,911
Borrowings	-	-	10,262	-	-	10,262
Total	52,926	26,963	17,454	311	12,519	110,173

As of December 31, 2020
Trade payables and other liabilities	27,414	30,038	5,829	302	13,362	76,945
Borrowings	-	-	216	12,465	-	12,681
Total	27,414	30,038	6,045	12,767	13,362	89,626

Schedule of gearing ratios

The gearing ratios at December 31, 2021 and 2020 were as follow:

	12.31.21	12.31.20
Total liabilities	164,129	129,608
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(18,623)	(9,934)
Net debt	145,506	119,674
Total Equity	73,694	94,902
Total capital attributable to owners	219,200	214,576
Gearing ratio	66.38%	55.77%

Schedule of financial assets and liabilities measured at fair value

The table below shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2021 and 2020:

LEVEL 1

At December 31, 2021
Assets
Financial assets at fair value through profit or loss:
Government bonds	8,872
Mutual funds	6,579
Cash and cash equivalents:
Mutual funds	1,349
Total assets	16,800

At December 31, 2020
Assets
Financial assets at fair value through profit or loss:
Government bonds	3,352
Cash and cash equivalents
Mutual funds	4,110
Total assets	7,462